Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Booz Allen Hamilton Holding Corporation
Entity Central Index Key	0001443646
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34972
Entity Tax Identification Number	26-2634160
Entity Address, Address Line One	8283 Greensboro Drive,
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	902-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BAH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false